Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Tabular disclosure of information by geographic area

			Total Revenue
	2022	2021	2020
	$m	$m	$m
UK	3,117	3,245	1,741

Rest of Europe
France	1,107	915	653
Germany	1,902	1,486	937
Italy	735	577	431
Spain	738	578	398
Sweden	1,721	2,322	1,026
Others	2,706	1,949	1,391
	8,909	7,827	4,836
The Americas
Canada	1,166	772	596
US	17,278	12,047	8,955
Others	1,175	1,203	761
	19,619	14,022	10,312
Asia, Africa & Australasia
Australia	571	547	282
China	5,743	6,002	5,345
Japan	3,986	3,395	2,567
Others	2,406	2,379	1,534
	12,706	12,323	9,728
Total Revenue	44,351	37,417	26,617

Total Revenue outside of the UK totalled $41,234m for the year ended 31 December 2022 (2021: $34,172m; 2020: $24,876m).

		Operating profit/(loss)			Profit/(loss) before tax
	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m
UK	1,120	(950)	824	272	(1,477)	518
Rest of Europe	2,945	2,999	2,838	2,709	2,682	2,356
The Americas	(954)	(1,936)	758	(1,140)	(2,401)	297
Asia, Africa & Australasia	646	943	742	660	931	745
Continuing operations	3,757	1,056	5,162	2,501	(265)	3,916

Tabular disclosure of assets by geographic area

		Non-current assets		[1]			Total assets
	2022	2021	2020		2022	2021	2020
	$m	$m	$m		$m	$m	$m
UK	8,635	7,692	7,900		16,786	16,615	17,851
Rest of Europe	35,093	39,171	15,821		40,669	48,383	19,738
The Americas	25,736	26,570	18,501		32,990	34,301	23,640
Asia, Africa & Australasia	1,089	1,254	1,354		6,038	6,064	5,500
Continuing operations	70,553	74,687	43,576		96,483	105,363	66,729

			Assets acquired	[2]		Net operating assets		[3]
	2022	2021	2020		2022	2021	2020
	$m	$m	$m		$m	$m	$m
UK	2,301	810	1,611		3,863	3,239	5,244
Rest of Europe	522	26,527	505		32,726	40,161	10,242
The Americas	421	10,810	286		23,290	24,786	15,697
Asia, Africa & Australasia	51	94	116		1,895	736	607
Continuing operations	3,295	38,241	2,518		61,774	68,922	31,790

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
3	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2022	2021	2020
	$m	$m	$m
UK	2,526	2,542	2,227
Ireland	1,040	969	–
Sweden	1,472	1,593	1,755
US	2,176	2,660	2,662
Rest of the world	1,293	1,419	1,607
Continuing operations	8,507	9,183	8,251

Tabular disclosure of product sales

	2022	2021	2020
	$m	$m	$m
UK	996	1,206	611
Rest of Europe	7,503	6,792	4,446
The Americas	20,126	14,893	10,004
Asia, Africa & Australasia	14,373	13,650	10,829
Continuing operations	42,998	36,541	25,890